CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 0	$ 98	$ 70,542,954	$ (66,089,723)	$ 0	$ 4,453,329
Shares, Outstanding, Beginning Balance at Dec. 31, 2022	0	978,342
Shares issued for cash		$ 3	499,997			500,000
Stock Issued During Period, Shares, New Issues		25,000
Shares issued in exchange for note receivable		$ 13	2,499,987
[custom:SharesIssuedInExchangeForNoteReceivableShares]		125,000
Shares issued for services		$ 15	4,421,199			4,421,214
Stock Issued During Period, Shares, Issued for Services		148,210
Warrants issued for services			2,613,183			2,613,183
Warrants issued for cash			200,000			200,000
Warrants issued in exchange for subscription receivable			1,000,000
Stock based compensation			477,503			477,503
Issuance of common stock and warrants, net of issuance costs		$ 28	4,792,318			4,792,346
[custom:IssuanceOfCommonStockAndWarrantsNetOfIssuanceCostsshares]		275,000
Shares issued for the conversion of debt		$ 2	302,924			302,926
[custom:SharesIssuedForConversionOfDebtShares]		15,000
Common stock issued for intangible asset purchase		$ 20	4,319,600			4,320,400
Stock Issued During Period, Shares, Purchase of Assets		200,000
Net loss				(21,266,537)		(21,266,537)
Ending balance, value at Dec. 31, 2023	$ 0	$ 179	91,670,045	(87,356,260)	0	813,964
Shares, Outstanding, Ending Balance at Dec. 31, 2023	0	1,766,552
Shares issued for cash		$ 5	99,995			100,000
Stock Issued During Period, Shares, New Issues		50,000
Shares issued for services		$ 20	1,329,255			1,329,276
Stock Issued During Period, Shares, Issued for Services		207,319
Warrants issued for services			8,150			8,150
Warrants issued for cash			500,000			500,000
Warrants issued in exchange for subscription receivable			1,900,000			(100,000)
Stock based compensation			1,104,978			1,104,978
Shares issued for the conversion of debt	$ 1	$ 6	951,856			951,864
[custom:SharesIssuedForConversionOfDebtShares]	506	72,059
Preferred share offering	$ 1		5,331,938		682,062	3,914,001
[custom:StockIssuedDuringPeriodSharesOfPreferredShareOffering]	6,014
Investments in private companies						5,500,000
Stock split adjustment			533			533
Common stock issued for intangible asset purchase						541,875
Net loss				(10,877,412)		(10,877,412)
Shares issued in connection with SEPA		$ 2	79,998			80,000
[custom:SharesIssuedInConnectionWithSEPAShares]		20,000
Stock Issued During Period, Shares, Stock Splits		261
Ending balance, value at Dec. 31, 2024	$ 2	$ 212	$ 102,976,748	$ (98,233,673)	$ 682,062	$ 3,867,226
Shares, Outstanding, Ending Balance at Dec. 31, 2024	6,520	2,116,191